NET LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
NET LOSS PER SHARE
Loss attributable to common shares ($)	$ (54,691,130)	$ (23,117,607)
Weighted average number of shares outstanding - basic (#)	57,751,224	33,067,833
Weighted average number of shares outstanding - diluted (#)	57,751,224	33,067,833
Basic	$ (0.95)	$ (0.70)
Diluted	$ (0.95)	$ (0.70)